Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
5. Recent accounting pronouncements
In October 2009, the Financial Accounting Standards Board (“FASB”) issued new guidance on “revenue recognition for arrangements with multiple deliverables and certain revenue arrangements that include software elements.” By providing another alternative for determining the selling price of deliverables, the guidance for arrangements with multiple deliverables will allow companies to allocate consideration in multiple deliverable arrangements in a manner that better reflects the transaction’s economics and will often result in earlier revenue recognition. The new guidance modifies the fair value requirements of previous guidance by allowing “best estimate of selling price” in addition to vendor-specific objective evidence (“VSOE”) and other vendor objective evidence (“VOE,” now referred to as “TPE,” standing for third-party evidence) for determining the selling price of a deliverable. A vendor is now required to use its best estimate of the selling price when VSOE or TPE of the selling price cannot be determined. In addition, the residual method of allocating arrangement consideration is no longer permitted under the new guidance. The new guidance for certain revenue arrangements that include software elements removes non-software components of tangible products and certain software components of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The new guidance is effective for fiscal years beginning on or after June 15, 2010. However, companies may adopt the guidance as early as interim periods ended September 30, 2009. The guidance may be applied either prospectively from the beginning of the fiscal year for new or materially modified arrangements or retrospectively. The Company has not early adopted the new guidance and does not expect the adoption of the new guidance to have a significant impact on its consolidated financial statements of adopting this guidance.
In December 2009, the FASB issued ASU No. 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities". The amendments in this update are the result of FASB Statement No. 167 “Amendments to FASB Interpretation No. 46 (R)”, which is now codified as FASB ASC 810-10-50-2A “Consolidation — Overall — Disclosure — Variable Interest Entities” and is effective for the interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-17 did not have a material impact on the Company’s financial position, results of operations and cash flows.
In January 2010, the FASB issued a final Accounting Standards Update (ASU) that sets forth additional requirements and guidance regarding disclosures of fair value measurements. ASU 2010-06, Improving Disclosures about Fair Value Measurements, amends the FASB Codification to require gross presentation of activity within the Level 3 fair value measurement roll forward and details of transfers in and out of Level 1 and 2 fair value measurements. It also clarifies two existing disclosure requirements of ASC 820-10, Fair Value Measurements and Disclosures — Overall, on the level of disaggregation of fair value measurements and disclosures on inputs and valuation techniques. There was a significant change in the final guidance as compared to the proposed ASU issued in August 2009. The final ASU does not require a sensitivity analysis for Level 3 measurements. The new requirements and guidance are effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 roll forward which is effective for fiscal years beginning after December 15, 2010 (including interim periods within those fiscal years). The adoption of ASU 2010-06 has no material effect on the Group’s consolidated results of operations and financial condition.
In February 2010, the FASB issued ASU 2010-09, Subsequent Events — Amendments to Certain Recognition and Disclosure Requirements. The ASU amends the guidance on subsequent events in the FASB Accounting Standards Codification to address potential conflicts with current SEC guidance and other issues that were brought to the FASB’s attention through the comment letter process. As a result of the amended guidance, (1) SEC filers must still evaluate subsequent events through the issuance date of their financial statements, however, they are not required to disclose that date in their financial statements, (2) an entity that is a conduit bond obligor for conduit debt securities that are traded in a public market (i.e., over-the-counter market) must evaluate subsequent events through the date of issuance of its financial statements and must disclose that date, and (3) all other entities will continue evaluating subsequent events through the date the financial statements are available to be issued and must disclose that date in their financial statements. In addition, the scope of the disclosure requirements for reissued financial statements has been refined to apply only to “revised” financial statements. For entities, other than conduit bond obligors, the provisions of the ASU are effective upon issuance. Conduit bond obligors will be required to apply the ASU’s requirements in fiscal periods ending after June 15, 2010. The adoption of ASU 2010-09 has no material effect on the Group’s consolidated results of operations and financial condition.
In April 2010, the FASB has issued ASU 2010-13, Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The ASU updates the guidance in ASC 718, Compensation—Stock Compensation, to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Early adoption is permitted. We do not expect ASU 2010-13 to have any impact on the Group’s consolidated results of operations and financial condition.
On July 2010, the FASB Issued Accounting Standards Update 2010-20, Receivables (Topic 310) — Disclosures about the Credit Quality of Financial Receivables and the Allowance for Credit Losses (the ASU). In the aftermath of the global economic crisis, transparent financial reporting has become the subject of worldwide attention, with a focus on improving accounting standards in a number of areas, including financial instruments. The new ASU requires disclosure of additional information to assist financial statement users understand more clearly an entity’s credit risk exposures to finance receivables and the related allowance for credit losses. For public companies, the ASU is effective for interim and annual reporting periods ending on or after December 15, 2010 with specific items, such as the allowance rollforward and modification disclosures effective for periods beginning after December 15, 2010. Nonpublic entities are required to apply the disclosure requirements for annual reporting periods ending on or after December 15, 2011. The adoption of ASU 2010-20 has no material effect on the Group’s consolidated results of operations and financial condition.
In December 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-28, Intangibles — Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU contains the final consensus reached by the EITF meeting on November 19, 2010. The EITF consensus affects all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. The EITF decided to amend Step 1 of the goodwill impairment test so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities may early adopt the amendments using the effective date for public entities. The adoption of ASU 2010-28 has no material effect on the Group’s consolidated results of operations and financial condition.
In December 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. This ASU contains the final consensus reached by the EITF meeting on November 19, 2010. The EITF consensus addresses diversity in practice in applying pro forma revenue and earnings disclosure requirements for business combinations. The EITF concluded that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The Company does not expect ASU 2010-29 to have any impact on the Group’s consolidated results of operations and financial condition.